Additional Information-Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash provided by/(used in) operating activities	$ 7,468	$ 12,210	$ 24,504
Net cash provided by investing activities	2,108	284	(870)
Net cash (used in)/provided by financing activities	653	(26,712)	(76,884)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	8,096	(17,043)	(51,612)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	62,042	79,085	130,697
CASH AND CASH EQUIVALENTS, END OF THE YEAR	70,138	62,042	79,085
CDTV Holding [Member]
Net cash provided by/(used in) operating activities	(1,631)	27,294	76,120
Net cash (used in)/provided by financing activities	700	(28,966)	(76,884)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(931)	(1,672)	(764)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	2,482	4,154	4,918
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 1,551	$ 2,482	$ 4,154